DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of deferred taxes [Abstract]
Schedule of Statutory Position and Tax Disclosure
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2022 £m	2021 £m	Tax disclosure	2022 £m	2021 £m
Deferred tax assets	5,857	4,048	Deferred tax assets	7,999	6,377
Deferred tax liabilities	(208)	–	Deferred tax liabilities	(2,350)	(2,329)
Asset at 31 December	5,649	4,048	Asset at 31 December	5,649	4,048

Schedule of Movements in Deferred Tax Liabilities and Assets
Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Pension liabilities £m	Derivatives £m	Asset revaluations £m	Other temporary differences £m	Total £m
At 1 January 2021	4,054	678	251	27	56	7	28	226	5,327
Credit (charge) to the income statement	964	82	13	(10)	15	30	(28)	(50)	1,016
Credit (charge) to other comprehensive income	–	–	36	–	(2)	–	–	–	34
At 31 December 2021	5,018	760	300	17	69	37	–	176	6,377
Credit (charge) to the income statement	(4)	(237)	114	(3)	(22)	183	8	(66)	(27)
Credit (charge) to other comprehensive income	–	–	(155)	–	–	1,804	–	–	1,649
At 31 December 2022	5,014	523	259	14	47	2,024	8	110	7,999

Deferred tax liabilities		Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Asset revaluations[1] £m	Other temporary differences £m	Total £m
At 1 January 2021			(228)	(336)	(392)	(699)	–	(204)	(1,859)
(Charge) credit to the income statement			(47)	(16)	(93)	(65)	2	(115)	(334)
(Charge) credit to other comprehensive income			–	–	(846)	764	(54)	–	(136)
Exchange and other adjustments			–	–	–	–	–	–	–
At 31 December 2021			(275)	(352)	(1,331)	–	(52)	(319)	(2,329)
(Charge) credit to the income statement			117	29	29	(470)	41	(47)	(301)
Credit to other comprehensive income			–	–	283	–	11	–	294
Exchange and other adjustments			–	–	–	–	–	(14)	(14)
At 31 December 2022			(158)	(323)	(1,019)	(470)	–	(380)	(2,350)
1Financial assets at fair value through other comprehensive income.